Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Income tax expense (recovery)
Income tax expense (recovery) includes the following components:

	2024	2023
	$	$

Current
Related to current year	2,704	2,880
Related to prior years	1,095	(411)
	3,799	2,469
Deferred
Related to current year	(317)	(6,338)
Related to prior years	(6)	(350)
	(323)	(6,688)

Total income tax expense (recovery)	3,476	(4,219)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2024	2023
	$	$

Loss before income taxes	(160,488)	(1,074,228)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(42,529)	(284,671)
Impact of rate differential of foreign jurisdiction	8,303	9,944
Non-deductible share-based compensation and related costs	14,048	33,771
Acquisition-related compensation and transaction-related costs	575	1,267
Other non-deductible expenses and non-taxable amounts	742	728
Adjustment related to prior years	1,089	(761)
Goodwill impairment	—	198,409
Changes in unrecognized benefits of deferred tax assets	19,493	38,673
Impact of foreign exchange and other	1,755	(1,579)

Total income tax expense (recovery)	3,476	(4,219)

Deferred tax assets/liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows (the line "Other" in Deferred tax assets in the amount of $17,760 in the fiscal year ended March 31, 2023 included "Long-term incentive plan" and "Capitalized R&D costs" and has been broken down for comparative purposes):

	2024	2023

Deferred tax assets	$	$
Property and equipment	3,924	3,179
Non-capital losses carried forward	24,741	49,467
Lease liabilities	5,657	6,045
Deferred revenue	421	530
Interest expenses carried forward	—	3,170
Long-term incentive plan	8,844	6,211
Capitalized R&D costs	12,535	7,542
Other	1,570	4,007
Total deferred tax assets	57,692	80,151

Deferred tax liabilities
Property and equipment	(411)	(562)
Intangible assets	(46,697)	(67,972)
Lease right-of-use assets	(4,213)	(5,028)
Other	(5,819)	(6,288)
Total deferred tax liabilities	(57,140)	(79,850)

Net deferred tax assets	552	301

As presented on the consolidated balance sheets:
Deferred tax assets	552	301

Net deferred tax assets	552	301
2024

	Balance as at March 31, 2023	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2024
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,617	896	—	—	3,513
Intangible assets	(67,972)	21,275	—	—	(46,697)
Lease liabilities	6,045	(388)	—	—	5,657
Lease right-of-use assets	(5,028)	815	—	—	(4,213)
Non-capital losses carried forward	49,467	(24,726)	—	—	24,741
Deferred revenue	530	(109)	—	—	421
Interest expenses carried forward	3,170	(3,170)	—	—	—
Long-term incentive plan	6,211	2,633	—	—	8,844
Capitalized R&D costs	7,542	4,993	—	—	12,535
Other	(2,281)	(1,896)	(68)	(4)	(4,249)

Net deferred tax assets (liabilities)	301	323	(68)	(4)	552
2023

	Balance as at March 31, 2022	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2023
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,103	514	—	—	2,617
Intangible assets	(97,647)	29,675	—	—	(67,972)
Lease liabilities	6,354	(309)	—	—	6,045
Lease right-of-use assets	(5,140)	112	—	—	(5,028)
Non-capital losses carried forward	78,292	(28,825)	—	—	49,467
Deferred revenue	1,217	(687)	—	—	530
Interest expenses carried forward	5,852	(2,682)	—	—	3,170
Long-term incentive plan	4,702	1,509	—	—	6,211
Capitalized R&D costs	—	7,542	—	—	7,542
Other	(2,412)	(161)	—	292	(2,281)

Net deferred tax assets (liabilities)	(6,679)	6,688	—	292	301

Non-capital loss carryforwards
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2024	2023
	$	$

Deductible temporary differences	58,737	63,695
Non-capital losses	676,756	587,407
Research and development expenditures	12,207	21,760
	747,700	672,862